Related Parties - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Administrative expenses	S/ 812,672	S/ 788,677	S/ 704,565
Non Executive [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, share-based payment	11,192	9,145	3,675
Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	5,068	5,781	5,027
Enfoca [Member]
Disclosure of transactions between related parties [line items]
Travel expense		9	445
Administrative expenses			1,229
Sales commission and advertisement expenses	1,406	1,761	1,106
CO | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	49,741	23,230	14,844
MX | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	88,722	60,132	55,556
PE | Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 93,078	S/ 99,505	S/ 81,674